Pensions and other post-retirement benefits - Schedule of reconciliation of the net defined benefit asset (liability) (Details) - GBP (£) £ in Millions	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Disclosure of net defined benefit liability (asset) [line items]
Opening net defined benefit asset	£ 1,993	£ 1,814
Changes in net defined benefit liability (asset) [abstract]
Income/(cost) recognised in the income statement before adjustment for irrecoverable surplus	(2)	(63)
Remeasurement and foreign exchange effects recognised in the statement of other comprehensive income	274	(49)
Employer contributions	120	282
Other movements	6	9
Closing net defined benefit asset including restrictions on the defined benefit assets	2,391	1,993
Restrictions on the defined benefit asset	(244)	(77)
Net defined benefit asset	2,147	1,916
UK | Pensions
Disclosure of net defined benefit liability (asset) [line items]
Opening net defined benefit asset	1,128	1,261
Changes in net defined benefit liability (asset) [abstract]
Income/(cost) recognised in the income statement before adjustment for irrecoverable surplus	3	8
Remeasurement and foreign exchange effects recognised in the statement of other comprehensive income	(156)	(257)
Employer contributions	93	112
Other movements	3	4
Closing net defined benefit asset including restrictions on the defined benefit assets	1,071	1,128
Restrictions on the defined benefit asset	0	0
Net defined benefit asset	1,071	1,128
US | Pensions
Disclosure of net defined benefit liability (asset) [line items]
Opening net defined benefit asset	476	408
Changes in net defined benefit liability (asset) [abstract]
Income/(cost) recognised in the income statement before adjustment for irrecoverable surplus	(21)	(55)
Remeasurement and foreign exchange effects recognised in the statement of other comprehensive income	(61)	96
Employer contributions	19	27
Other movements	0	0
Closing net defined benefit asset including restrictions on the defined benefit assets	413	476
Restrictions on the defined benefit asset	0	0
Net defined benefit asset	413	476
US | Other post-retirement benefits
Disclosure of net defined benefit liability (asset) [line items]
Opening net defined benefit asset	389	145
Changes in net defined benefit liability (asset) [abstract]
Income/(cost) recognised in the income statement before adjustment for irrecoverable surplus	16	(16)
Remeasurement and foreign exchange effects recognised in the statement of other comprehensive income	491	112
Employer contributions	8	143
Other movements	3	5
Closing net defined benefit asset including restrictions on the defined benefit assets	907	389
Restrictions on the defined benefit asset	(244)	(77)
Net defined benefit asset	663	£ 312
One-off contribution to net defined benefit liability (asset)	£ 133